UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	January 31,

Date of reporting period:	April 30, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments • April 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE

	Repurchase Agreements (54.0)%
$89,000	ABN Amro Securities LLC, (Interest in $1,200,000 joint repurchase agreement, dated 04/28/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,200,083 on 05/01/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/20/64; valued at $1,235,194,820)	0.83%		05/01/17	$89,000,000
5,000	Bank of Nova Scotia, (dated 01/30/17; proceeds $5,019,793; fully collateralized by various U.S. Government agency securities, 2.64% - 4.50% due 01/01/43 - 11/20/46; valued at $5,150,000) (Demand 05/05/17)	0.78	(a)	07/31/17	5,000,000
10,000	Bank of Nova Scotia, (dated 01/05/17; proceeds $10,040,394; fully collateralized by various U.S. Government agency securities, 0.79% - 4.50% due 04/12/18 - 05/01/47; valued at $10,299,912) (Demand 05/05/17)	0.80	(a)	07/06/17	10,000,000
4,000	ING Financial Markets LLC, (dated 02/08/17; proceeds $4,014,018; fully collateralized by a U.S. Government agency security, 3.22% due 02/01/42; valued at $4,121,264)	0.76		07/24/17	4,000,000
10,000	ING Financial Markets LLC, (dated 01/24/17; proceeds $10,039,217; fully collateralized by a U.S. Government agency security, 3.22% due 02/01/42; valued at $10,303,159)	0.78		07/24/17	10,000,000
5,000	ING Financial Markets LLC, (dated 01/30/17; proceeds $5,018,958; fully collateralized by a U.S. Government agency security, 3.22% due 02/01/42; valued at $5,154,099)	0.78		07/24/17	5,000,000
10,000	ING Financial Markets LLC, (dated 04/21/17; proceeds $10,012,528; fully collateralized by a U.S. Government agency security, 3.22% due 02/01/42; valued at $10,303,159)	0.82		06/15/17	10,000,000
5,000	ING Financial Markets LLC, (dated 03/17/17; proceeds $5,010,500; fully collateralized by a U.S. Government agency security, 3.22% due 02/01/42; valued at $5,154,099)	0.84		06/15/17	5,000,000
25,000	Mizuho Securities USA, Inc., (dated 04/27/17; proceeds $25,003,889; fully collateralized by a U.S. Government agency security, 3.50% due 04/20/47; valued at $25,764,861)	0.80		05/04/17	25,000,000
108,000	Nomura Securities, (dated 04/28/17; proceeds $108,007,470; fully collateralized by various U.S. Government agency securities, 4.00% due 01/01/47 - 01/20/47; valued at $111,214,877)	0.83		05/01/17	108,000,000
50,000	Pershing LLC, (dated 04/27/17; proceeds $50,007,972; fully collateralized by various U.S. Government agency securities, 0.00% - 8.50% due 07/25/17 - 06/20/61; valued at $51,429,063)	0.82		05/04/17	50,000,000

50,000	RBC Capital Markets LLC, (dated 04/19/17; proceeds $50,032,500; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 11/01/25 - 05/01/47; valued at $51,500,000) (Demand 05/05/17)	0.78	(a)	05/19/17	50,000,000
35,000	RBC Capital Markets LLC, (dated 04/20/17; proceeds $35,024,267; fully collateralized by various U.S. Government agency securities, 2.24% - 5.50% due 12/01/19 - 03/01/47; valued at $36,092,818) (Demand 05/05/17)	0.78	(a)	05/22/17	35,000,000
200,000	RBS Securities, Inc., (dated 04/28/17; proceeds $200,013,333; fully collateralized by various U.S. Government agency securities, 1.00% - 6.12% due 10/24/19 - 03/23/28 and a U.S. Government obligation, 2.38% due 08/15/24; valued at $204,004,255)	0.80		05/01/17	200,000,000
10,000	Wells Fargo Securities LLC, (dated 03/16/17; proceeds $10,020,475; fully collateralized by a U.S. Government agency security, 4.00% due 03/01/46; valued at $10,329,172)	0.81		06/15/17	10,000,000
15,000	Wells Fargo Securities LLC, (dated 04/13/17; proceeds $15,022,050; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 04/01/32 - 03/01/47; valued at $15,480,059)	0.84		06/15/17	15,000,000
	Total Repurchase Agreements (Cost $631,000,000)				631,000,000

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (35.9%)
	Federal Farm Credit Bank
10,000		0.91	(a)%	05/09/17	11/09/18	9,998,497
10,000		0.98	(a)	05/22/17	11/22/17	10,000,000
1,000		1.00	(a)	05/20/17	02/20/18	1,000,000
2,500		1.01	(a)	05/05/17	06/05/17	2,499,755
5,000		1.02	(a)	05/26/17	07/26/17	4,999,880
15,000		1.02	(a)	05/28/17	08/28/17	14,999,501
10,000		1.05	(a)	05/10/17	08/10/17	9,999,585
20,000		1.09	(a)	05/29/17	08/29/18	20,000,000
	Federal Home Loan Bank
10,000		0.55		—	05/30/17	9,995,569
5,000		0.60		—	06/01/17	4,997,417
10,000		0.63		—	05/30/17	10,000,278
10,000		0.64		—	07/31/17	9,983,949
10,000		0.65		—	08/02/17	9,983,260
10,000		0.65		—	08/11/17	9,981,753
7,000		0.67		—	06/20/17	6,993,486
6,000		0.67		—	08/16/17	5,988,052
10,000		0.68		—	06/09/17	10,003,428
5,000		0.68		—	06/15/17	4,995,750
5,000		0.76	(a)	05/14/17	08/14/17	4,999,905
15,000		0.79		—	06/16/17	14,984,858
10,000		0.80		—	06/12/17	9,990,725
1,000		0.80	(a)	05/20/17	10/20/17	999,984
5,000		0.81	(a)	05/25/17	08/25/17	5,000,000
5,000		0.83	(a)	05/25/17	04/25/18	4,999,625
4,000		0.85	(a)	05/23/17	02/23/18	4,000,000

2,000		0.86	(a)	05/19/17	10/19/18	1,999,578
10,000		0.86	(a)	05/24/17	11/24/17	10,000,000
10,000		0.89	(a)	05/16/17	02/16/18	10,000,000
20,000		0.89		—	05/16/17	19,999,730
10,000		0.90	(a)	05/22/17	02/22/18	10,000,000
10,000		0.92		—	05/19/17	10,000,000
5,000		0.94	(a)	06/05/17	06/05/18	4,999,727
15,000		0.94	(a)	05/21/17	08/21/17	15,000,000
4,000		0.94	(a)	05/22/17	08/22/17	4,000,000
10,000		0.95	(a)	05/01/17	11/01/17	10,000,000
10,000		0.96	(a)	05/08/17	03/08/18	9,999,888
10,000		0.97	(a)	06/16/17	03/16/18	9,999,781
10,000		0.97	(a)	05/28/17	08/28/17	10,000,000
8,000		0.98	(a)	05/18/17	08/18/17	8,000,000
7,000		1.02	(a)	05/07/17	07/07/17	7,000,000
5,000		1.03	(a)	05/21/17	08/21/17	4,999,845
9,000		1.04	(a)	06/01/17	09/01/17	9,000,000
15,000		1.09	(a)	07/27/17	10/27/17	14,997,898
8,500		1.10	(a)	06/13/17	09/13/17	8,499,839
3,000		5.25		—	06/05/17	3,012,972
	Federal Home Loan Mortgage Corp.
11,000		1.12	(a)	05/21/17	07/21/17	10,999,749
10,000		1.13	(a)	07/08/17	01/08/18	10,000,000
15,000	Federal National Mortgage Association	1.13	(a)	07/11/17	01/11/18	15,000,000
	Total U.S. Agency Securities (Cost $418,904,264)					418,904,264

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE
	U.S. Treasury Securities (10.1%)
15,000	U.S. Treasury Bill	0.67	(c)%		06/29/17	14,983,775
	U.S. Treasury Notes
5,000		0.50			07/31/17	4,997,428
17,000		0.63			05/31/17	17,000,103
11,000		0.63			07/31/17	10,997,970
5,000		0.75			06/30/17	5,000,784
17,000		0.88			08/15/17	17,005,814
15,000		1.88			08/31/17	15,055,824
10,000		2.38			07/31/17	10,041,122
10,000		2.50			06/30/17	10,030,115
12,000		4.75			08/15/17	12,139,040
	Total U.S. Treasury Securities (Cost $117,251,975)					117,251,975

	Total Investments (Cost $1,167,156,239) (d)(e)				100.0%	1,167,156,239
	Other Assets in Excess of Liabilities				0.0 (f)	427,072
	Net Assets				100.0%	$1,167,583,311

(a)	Rate shown is the rate in effect at April 30, 2017.
(b)	Date of next interest rate reset.
(c)	Rate shown is the yield to maturity at April 30, 2017.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended April 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.

Morgan Stanley U.S. Government Money Market Trust

Summary of Investments • April 30, 2017 (unaudited)

PORTFOLIO COMPOSITION as of 04/30/17	Percentage of Total Investments
Repurchase Agreements	54.1%
U.S. Agency Securities	35.9
U.S. Treasury Securities	10.0
100.0%

Morgan Stanley U.S. Government Money Market Trust

Notes to Portfolio of Investments • April 30, 2017 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$631,000,000	$—	$631,000,000
U.S. Agency Securities	—	418,904,264	—	418,904,264
U.S. Treasury Securities	—	117,251,975	—	117,251,975
Total Assets	$—	$1,167,156,239	$—	$1,167,156,239

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2017